CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Millions	Total	Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Shareholders’ equity	$ 6,493.4	$ 16,419.3	$ 17.1	$ (10,563.3)	$ 620.3
Issued for cash	500.1	500.1
Issued on capital acquisition	493.0	493.0
Redemption of restricted shares	2.4	4.9	(4.9)	2.4
Common shares repurchased for cancellation	(349.9)	(349.9)
Share issue costs, net of tax	(15.4)	(15.4)
Share-based compensation	5.8		5.8
Stock options exercised	0.1	0.7	(0.6)
Net income	570.3			570.3
Dividends declared	(211.9)			(211.9)
Foreign currency translation adjustment	1.3				1.3
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(621.7)				(621.7)
Shareholders’ equity	6,867.5	17,052.7	17.4	(10,202.5)	(0.1)
Redemption of restricted shares	0.6	5.6	(5.6)	0.6
Common shares repurchased for cancellation	(101.1)	(101.1)
Share issue costs, net of tax	(0.8)	(0.8)
Share-based compensation	5.7		5.7
Stock options exercised	0.3	3.3	(3.0)
Net income	273.3			273.3
Dividends declared	(284.6)			(284.6)
Foreign currency translation adjustment	0.6				0.6
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(0.5)				(0.5)
Shareholders’ equity	$ 6,761.0	$ 16,959.7	$ 14.5	$ (10,213.2)	$ 0.0